Note 10 - Related Party Transactions - Transaction Between Related Parties (Details) - Current and former directors, officers and companies controlled by them [member] - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 135,411	$ 86,980
Due from Rio Grande, a company related by virtue of a common officer	$ 68,825	$ 0